Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total	71,873,112	741,619	40,451,678	741,619
Common Stock Purchase Warrants [Member]
Total	603,576	200,007	1,147,844	200,007
Convertible Preferred Stock [Member]
Total	64,355,375		32,405,688
Stock Options [Member]
Total	6,377,997	16,667	6,361,982	16,667
Convertible Notes Variable Settlement Feature [Member]
Total	536,164	524,945	536,164	524,945